Label	Element	Value
Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio)
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

SUPPLEMENT DATED AUGUST 27, 2020

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2020

FOR CLASS D, CLASS I AND CLASS P SHARES

This supplement revises the Pacific Select Fund prospectus dated May 1, 2020 for Class D, Class I and Class P Shares, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Risk/Return [Heading]	rr_RiskReturnHeading	Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio)
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Small-Cap Growth Portfolio (formerly named Developing Growth Portfolio) – In the Principal Investment Strategies subsection, the third paragraph is deleted and replaced with the following:

The Fund may invest in equity securities and depositary receipts of foreign companies.